Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (7,657)	$ (8,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	158	104
Share-based compensation	674	885
Exchange rate changes in cash and cash equivalents and short-term deposits	98	562
Changes in assets and liabilities:
Decrease (increase) in trade accounts receivables	(40)	272
Decrease in prepaid expenses and other receivables	651	1,287
Decrease (increase) in inventory	106	(696)
Decrease in right of use assets	62	95
Increase (decrease) in trade accounts payable	(62)	56
Decrease in lease liabilities	(90)	(172)
Increase (decrease) in other current liabilities	(460)	279
Decrease in other long-term liabilities		(549)
Net cash used in operating activities	(6,560)	(6,845)
Cash flows from investing activities:
Investment in of short-term deposits	(13,648)	(4,277)
Purchase of property and equipment	(322)	(493)
Net cash used in investing activities	(13,970)	(4,770)
Cash flows from financing activities:
Exercise of pre-funded warrants		1
Net cash provided by financing activities		1
Increase (decrease) in cash and cash equivalents	(20,530)	(11,614)
Cash and cash equivalents beginning of the year	23,659	25,621
Effect of foreign exchange rate on cash and cash equivalents	(98)	(539)
Cash and cash equivalents end of the year	3,031	13,468
Non-cash activities
Obtaining a right-of-use asset in exchange for a lease liability	$ 100